SCHEDULE OF NET SALES DISAGGREGATED BY SIGNIFICANT PRODUCTS AND SERVICES (Details) - USD ($)		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Disaggregation of Revenue [Line Items]
Total		$ 42,538	$ 112,409
Vehicle Sales [Member]
Disaggregation of Revenue [Line Items]
Total	[1]	28,986	100,022
Others [Member]
Disaggregation of Revenue [Line Items]
Total		$ 13,552	$ 12,387

[1]	Revenue from Sales of Vehicle represents sale of Electric Bikes to Authorized dealers in and around India.